DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	6 Months Ended
Jun. 30, 2024
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)   Description of business

TCTM Kids IT Education Inc. (“TCTM”, formerly known as Tarena International, Inc.), through its wholly-owned subsidiaries and consolidated variable interest entities, or VIEs (collectively referred to hereinafter as the “Company”), is principally engaged in providing IT-focused supplementary STEM education service (“IT-focused Supplementary STEM Education”) for students aged between three and eighteen. All of the Company’s operations are located in the People’s Republic of China (“PRC”) with nearly all of its customers located in the PRC.

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of its equity interests in its professional education business, including professional information technology (“IT”) training courses and non-IT training courses (“IT Professional Education”) to a buyer consortium led by Tarena Weishang Technology (Hainan) Co., Ltd (the “Divestiture”). The net transfer consideration, based on third party independent appraisal, for the Disposal amounted to RMB1 and RMB1 in exchange of the equity interest of Tarena Technologies Inc. (“Tarena Technologies”) and Tarena Software Technology (Hangzhou) Co. Ltd. (“Tarena Hangzhou”) and their subsidiaries in cash, respectively. Principal shareholder Ms. Lijuan Han, sister of the Company’s founder and chairman Mr. Shaoyun Han, is a member of the buyer consortium and has an interest in the Divestiture. The Divestiture was consummated at the end of March 2024. Upon consummation of the divestiture of the IT Professional Education, the Company has no ownership interest in professional education business. The Company deconsolidated the financial statements of the professional education business from its condensed consolidated financial statements effective March 31, 2024 (See Note 3).

(b)   Organization

TCTM is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Shaoyun Han (“Mr. Han”), the founder and former chief executive officer of the Company, and five other individuals. TCTM is the parent company of a number of wholly-owned subsidiaries that are engaged in the provision of educational products and services. The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”) and Beijing Tongcheng Shidai Jinqiao Technology Co., Ltd. (“Beijing Tongcheng”), and their subsidiaries, in order to comply with laws and regulations of mainland China which restricted foreign investments in companies that were engaged in education products and services.

TCTM effectively maintains financial control over Beijing Tarena and Beijing Tongcheng and their initial capital funding was provided by Tarena Technologies Inc. (a wholly-owned subsidiary of TCTM) (“Tarena Tech”), formerly known as Beijing Tarena Technology Co., Ltd. and Tongcheng Shidai Technology Inc. (a wholly-owned subsidiary of TCTM) (“Tongcheng Shidai”), formerly known as Tongcheng Shidai Technology Co., Ltd. through a series of contractual agreements and agreements (“VIE Agreement”). The recognized and unrecognized revenue-producing assets that were held by Beijing Tarena, Beijing Tongcheng and their subsidiaries primarily consists of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers.

The Company disposed of Tarena Hangzhou and Tarena Technologies and their subsidiaries, including its VIE, Beijing Tarena. Therefore, TCTM terminated the Beijing Tarena VIE Agreements in accordance with the Divestiture effective March 31, 2024.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The assets and liabilities of the consolidated VIEs and their subsidiaries that were included in the accompanying condensed consolidated financial statements as of December 31, 2023 and June 30, 2024 are as follows:

	December 31,	June 30,
	2023	2024
	RMB	RMB
Cash and cash equivalents	2,520	5,852
Amounts due from TCTM and its wholly-owned subsidiaries	104,642	93,183
Amounts due from related parties	—	41,198
Prepaid expenses and other current assets	62,550	33,356
Current assets of discontinued operation	36,779	—
Total current assets	206,491	173,589

Property and equipment, net	2,052	3,045
Long term investments	34,852	—
Right-of-use assets	9,209	7,044
Other non-current assets	258	517
Total assets	252,862	184,195

Accounts payable	2,713	1,218
Deferred revenue-current	114,975	117,368
Operating lease liabilities-current	4,440	2,534
Income taxes payable	79	—
Accrued expenses and other current liabilities	30,762	40,500
Amounts due to TCTM and its wholly-owned subsidiaries	23,676	5,673
Amounts due to related parties	—	25,520
Current liabilities of discontinued operation	100,392	—
Total current liabilities	277,037	192,813

Operating lease liabilities-non current	4,252	4,009
Total liabilities	281,289	196,822

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The financial performance and cash flows of the consolidated VIEs and their subsidiaries that were included in the accompanying condensed consolidated financial statements before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIEs and VIEs’ subsidiaries for the six months ended June 30, 2023 and 2024 are as follows:

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Net revenues	68,442	46,702
Net loss from continuing operations	(4,821)	(12,960)
Net income / (loss) from discontinued operation	24,184	(13,171)
Net income / (loss)	19,363	(26,131)
Net cash used in operating activities from continuing operations	(82,403)	(14,326)
Net cash provided by / (used in) operating activities from discontinued operation	6,008	(1,782)
Net cash provided by / (used in) investing activities from continuing operations	2,350	(3,200)
Net cash used in investing activities from discontinued operation	(5,000)	—
Net cash provided by financing activities from continuing operations	77,550	18,820
Net cash used in financing activities from discontinued operation	(1,741)	(82)

(c)   Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023.

In the opinion of the management, the accompanying unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. All amounts in the accompanying unaudited interim condensed consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of US$1.00 = RMB7.2672, representing the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of June 28, 2024. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(d)   Going concern

The Company had significant recurring losses from operations and net cash outflow from operations. As of June 30, 2024, the Company has significant working capital deficit of approximately RMB 1,647,026. The Company’s net operating cash outflow was approximately RMB 87,272 for the six months ended June 30, 2024. These conditions raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from December 27, 2024 the issuance date of these financial statements, the Company will continue to strive to achieve positive cash flow through implementing various measures to boost enrollment growth and maintain cost control by offering more updated and uplifted courses and services catering to customer’s demands as well as implementing comprehensive budget control and operation assessment to enhance cost control efficiency. Besides, the Company will also endeavor to create synergy of the Company’s resources and improve cash inflow by equity financing as well as the debt financing via secured loans.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.